Additional Information - Condensed Financial Statements of the Company - Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net cash used in operating activities	¥ (103,109)	$ (15,802)	¥ (330,305)	¥ (76,824)
Cash flows from investing activities:
Placement of term deposits and short term investments	(6,456,943)	(989,570)	(9,175,619)	(3,365,720)
Maturity of term deposits and short term investments	6,404,429	981,522	8,844,241	3,199,558
Proceeds from disposal of convertible loans due from a related party				111,957
Net proceeds from disposal of available-for-sale debt investments	695,937	106,657	1,403,046
Deposits received from proposed buyers of investments in Particle			357,974
Net cash (used in)/provided by investing activities	746,219	114,363	1,460,394	(114,712)
Cash flows from financing activities:
Proceeds from exercise of stock options			511	3,677
Dividends paid to shareholders	(645,244)	(98,888)	(703,145)
Net cash used in financing activities	(639,662)	(98,032)	(1,114,620)	(75,831)
Net decrease in cash, cash equivalents and restricted cash	(35,115)	(5,382)	(19,722)	(255,890)
Cash, cash equivalents and restricted cash at the beginning of the year	377,110	57,795	430,748	699,562
Cash, cash equivalents and restricted cash at the end of the year	388,835	59,592	377,110	430,748
Parent Company
Cash flows from operating activities:
Net cash used in operating activities	(113,573)	(17,405)	(46,388)	(9,113)
Cash flows from investing activities:
Placement of term deposits and short term investments			(673,350)	(120,220)
Maturity of term deposits and short term investments			788,056	27,781
Proceeds from disposal of convertible loans due from a related party				111,957
Net proceeds from disposal of available-for-sale debt investments	695,937	106,657	1,403,046
Deposits received from proposed buyers of investments in Particle			357,974
Net cash (used in)/provided by investing activities	695,937	106,657	1,875,726	19,518
Cash flows from financing activities:
Proceeds from/(repayment of) short-term bank loans			(267,886)	250,492
(Payment to)/repayment from subsidiaries and VIEs	72,262	11,074	(877,312)	(279,607)
Proceeds from exercise of stock options			511	3,677
Dividends paid to shareholders	(637,375)	(97,682)	(703,145)
Net cash used in financing activities	(565,113)	(86,608)	(1,847,832)	(25,438)
Net decrease in cash, cash equivalents and restricted cash	17,251	2,644	(18,494)	(15,033)
Cash, cash equivalents and restricted cash at the beginning of the year	7,681	1,177	26,175	41,208
Cash, cash equivalents and restricted cash at the end of the year	¥ 24,932	$ 3,821	¥ 7,681	¥ 26,175